Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2030 Fund
June 30, 2024
AFF30-NPRT1-0824
1.818364.119
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% 7/25/24 (b) (Cost $4,304,850)	4,320,000	4,304,923

Domestic Equity Funds - 34.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	8,057,601	154,625,354
Fidelity Advisor Series Growth Opportunities Fund (c)	6,814,864	109,242,267
Fidelity Advisor Series Small Cap Fund (c)	3,986,479	51,664,769
Fidelity Series All-Sector Equity Fund (c)	4,200,263	51,705,238
Fidelity Series Commodity Strategy Fund (c)	264,478	25,725,785
Fidelity Series Large Cap Stock Fund (c)	9,031,281	207,177,575
Fidelity Series Large Cap Value Index Fund (c)	1,306,301	20,469,729
Fidelity Series Opportunistic Insights Fund (c)	5,208,579	124,432,948
Fidelity Series Small Cap Core Fund (c)	522,759	6,022,188
Fidelity Series Small Cap Opportunities Fund (c)	4,439,734	66,329,625
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,796,837	120,692,607
Fidelity Series Value Discovery Fund (c)	8,077,968	123,592,907
TOTAL DOMESTIC EQUITY FUNDS (Cost $670,214,135)		1,061,680,992

International Equity Funds - 29.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,738,921	56,420,324
Fidelity Series Emerging Markets Fund (c)	6,681,091	61,532,847
Fidelity Series Emerging Markets Opportunities Fund (c)	13,078,176	246,000,498
Fidelity Series International Growth Fund (c)	8,927,038	163,543,330
Fidelity Series International Small Cap Fund (c)	2,588,361	44,131,558
Fidelity Series International Value Fund (c)	13,045,758	164,898,383
Fidelity Series Overseas Fund (c)	11,642,587	163,811,203
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $639,303,833)		900,338,143

Bond Funds - 35.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	72,448	701,299
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	20,116,151	153,486,232
Fidelity Series Emerging Markets Debt Fund (c)	1,966,876	15,361,304
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	526,222	4,657,065
Fidelity Series Floating Rate High Income Fund (c)	300,680	2,700,111
Fidelity Series High Income Fund (c)	1,832,742	15,431,691
Fidelity Series International Credit Fund (c)	204,442	1,658,026
Fidelity Series International Developed Markets Bond Index Fund (c)	13,724,420	117,343,790
Fidelity Series Investment Grade Bond Fund (c)	66,645,493	658,457,468
Fidelity Series Long-Term Treasury Bond Index Fund (c)	23,934,920	131,402,710
Fidelity Series Real Estate Income Fund (c)	305,214	2,957,522
TOTAL BOND FUNDS (Cost $1,276,509,225)		1,104,157,218

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $5,042,425)	5,041,417	5,042,425

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,595,374,468)	3,075,523,701
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,216,497)
NET ASSETS - 100.0%	3,073,307,204

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Sep 2024	351,480	231	231
ICE MSCI Emerging Markets Index Contracts (United States)	134	Sep 2024	7,290,940	8,472	8,472

TOTAL EQUITY INDEX CONTRACTS					8,703

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,077	Sep 2024	118,453,172	751,225	751,225
CBOT 5-Year U.S. Treasury Note Contracts (United States)	659	Sep 2024	70,234,984	344,922	344,922

TOTAL TREASURY CONTRACTS					1,096,147

TOTAL PURCHASED					1,104,850

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	139	Sep 2024	38,374,425	(77,352)	(77,352)

TOTAL FUTURES CONTRACTS					1,027,498
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,185,342.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	3,728,846	17,137,615	15,823,999	49,419	(37)	-	5,042,425	0.0%
Total	3,728,846	17,137,615	15,823,999	49,419	(37)	-	5,042,425

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,903,635	1,924,783	11,956,583	-	3,021,509	6,732,010	154,625,354
Fidelity Advisor Series Growth Opportunities Fund	109,228,514	816,046	9,664,418	-	2,170,393	6,691,732	109,242,267
Fidelity Advisor Series Small Cap Fund	53,563,615	780,800	2,114,346	-	261,558	(826,858)	51,664,769
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	735,065	6,307	49,696	383	397	9,226	701,299
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	150,559,674	7,190,450	4,899,102	59,290	(1,076)	636,286	153,486,232
Fidelity Series All-Sector Equity Fund	51,399,594	301,018	2,126,008	-	155,802	1,974,832	51,705,238
Fidelity Series Canada Fund	59,247,422	1,077,540	3,005,936	-	260,501	(1,159,203)	56,420,324
Fidelity Series Commodity Strategy Fund	20,361,148	6,167,868	1,353,703	-	(613,970)	1,164,442	25,725,785
Fidelity Series Emerging Markets Debt Fund	15,644,573	383,439	566,286	230,646	(76,712)	(23,710)	15,361,304
Fidelity Series Emerging Markets Debt Local Currency Fund	4,865,048	16,589	149,620	-	(18,916)	(56,036)	4,657,065
Fidelity Series Emerging Markets Fund	61,956,962	237,947	3,702,700	-	(122,094)	3,162,732	61,532,847
Fidelity Series Emerging Markets Opportunities Fund	248,550,213	952,647	16,385,839	-	921,144	11,962,333	246,000,498
Fidelity Series Floating Rate High Income Fund	2,751,911	73,645	104,330	61,794	(1,552)	(19,563)	2,700,111
Fidelity Series Government Money Market Fund 5.42%	69,499	308	69,807	307	-	-	-
Fidelity Series High Income Fund	15,718,723	338,455	549,969	242,689	(5,023)	(70,495)	15,431,691
Fidelity Series International Credit Fund	1,652,326	22,072	6,340	22,072	351	(10,383)	1,658,026
Fidelity Series International Developed Markets Bond Index Fund	119,542,718	4,205,710	3,939,679	1,393,341	(26,783)	(2,438,176)	117,343,790
Fidelity Series International Growth Fund	167,321,220	5,190,562	6,255,921	-	354,518	(3,067,049)	163,543,330
Fidelity Series International Small Cap Fund	46,710,790	189,925	1,555,865	-	247,107	(1,460,399)	44,131,558
Fidelity Series International Value Fund	168,121,129	3,832,775	7,672,477	-	1,557,706	(940,750)	164,898,383
Fidelity Series Investment Grade Bond Fund	676,526,317	12,151,366	25,422,590	7,126,080	(1,329)	(4,796,296)	658,457,468
Fidelity Series Large Cap Stock Fund	207,899,317	1,988,099	12,096,093	-	4,360,243	5,026,009	207,177,575
Fidelity Series Large Cap Value Index Fund	20,601,690	1,010,946	698,787	-	43,390	(487,510)	20,469,729
Fidelity Series Long-Term Treasury Bond Index Fund	151,753,342	4,878,232	21,503,584	1,191,273	(6,913,246)	3,187,966	131,402,710
Fidelity Series Opportunistic Insights Fund	122,872,209	2,215,451	8,870,513	-	3,651,277	4,564,524	124,432,948
Fidelity Series Overseas Fund	167,769,953	3,999,944	7,890,635	-	1,078,805	(1,146,864)	163,811,203
Fidelity Series Real Estate Income Fund	3,001,356	58,109	105,213	46,247	(94)	3,364	2,957,522
Fidelity Series Short-Term Credit Fund	91,657	288	91,387	289	2,002	(2,560)	-
Fidelity Series Small Cap Core Fund	6,116,751	71,359	21,995	28,612	2,256	(146,183)	6,022,188
Fidelity Series Small Cap Opportunities Fund	67,771,819	2,305,669	2,202,083	-	429,419	(1,975,199)	66,329,625
Fidelity Series Stock Selector Large Cap Value Fund	121,110,307	6,210,850	3,828,490	-	152,732	(2,952,792)	120,692,607
Fidelity Series Value Discovery Fund	124,066,072	7,776,779	4,045,111	-	177,173	(4,382,006)	123,592,907
	3,122,484,569	76,375,978	162,905,106	10,403,023	11,067,488	19,153,424	3,066,176,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.